Supplement to the
Spartan® Total Market Index Fund, Spartan Extended Market Index Fund, and
Spartan International Index Fund April 26, 2000 Prospectus

On July 10, 2000, the SEC granted BT a permanent order permitting BT and its affiliates to continue to provide investment advisory services to registered investment companies. Accordingly, the eighth and ninth paragraphs of the "Fund Management" section on page P-25 are deleted.

The following information replaces similar information found in the "Fee Table" section on P-7.

Annual fund operating expenses (paid from fund assets)

Spartan Total Market Index	Management fee	0.24%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.22%
	Total annual fund operating expensesA	0.46%
Spartan Extended Market Index	Management fee	0.24%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.29%
	Total annual fund operating expensesA	0.53%
Spartan International Index	Management fee	0.34%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.33%
	Total annual fund operating expensesA	0.67%

A Effective November 5, 1997, FMR has voluntarily agreed to reimburse Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index to the extent that total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and other transaction costs, or extraordinary expenses), as a percentage of its average net assets, exceed 0.25%, 0.25%, and 0.35%, respectively. These arrangements can be discontinued by FMR at any time.

SIF-01-01 January 20, 2001
1.717993.111

The following information replaces similar information found in the "Fee Table" section on P-8.

Spartan Total Market Index	1 year	$ 47
	3 years	$ 148
	5 years	$ 258
	10 years	$ 579
Spartan Extended Market Index	1 year	$ 54
	3 years	$ 170
	5 years	$ 296
	10 years	$ 665
Spartan International Index	1 year	$ 68
	3 years	$ 214
	5 years	$ 373
	10 years	$ 835